Financial Risk Management	12 Months Ended
Dec. 31, 2022
Financial Risk Management
Financial Risk Management
4.	Financial Risk Management

(a)   Market Risk

Market risk is the exposure to an adverse change in the value of financial instruments caused by market factors including changes in equity prices, interest rates, foreign currency exchange rates, commodity prices and inflation rates.

The Group is exposed to market risks arising from changes in equity prices, interest rates, foreign currency exchange rates and inflation rates, in both the Mexican and U.S. markets. Market risk management activities are monitored by the Investments, Risk Management and Treasury Committee on a quarterly basis.

(i)    Foreign Exchange Risk

The Group is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the U.S. dollar and in those subsidiaries with functional currency other than the Mexican peso. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations.

Foreign currency exchange risk is monitored by assessing the net monetary liability position in U.S. dollars and the forecasted cash flow needs for anticipated U.S. dollar investments and servicing the Group’s U.S. dollar-denominated debt.

Management has set up a policy to require Group companies to manage their foreign exchange risk against their functional currency. To manage their foreign exchange risk arising from future commercial transactions and recognized assets and liabilities, entities in the Group use forward contracts. In compliance with the procedures and controls established by the Risk Management Committee, in 2022 and 2021, the Group entered into certain derivative transactions with certain financial institutions in order to manage its exposure to market risks resulting from changes in interest rates and foreign currency exchange rates. The objective in managing foreign currency fluctuations is to reduce earnings and cash flow volatility.

Foreign Currency Position

The foreign currency position of monetary items of the Group at December 31, 2022, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	2,372,570	Ps.	19.4760	Ps.	46,208,173
Euros	20,720		20.8878		432,795
Swiss francs	2,009		21.1275		42,445
Other currencies	—		—		3,032

Liabilities:
U.S. dollars (1)	4,411,584	Ps.	19.4760	Ps.	85,920,010
Euros	237		20.8878		4,950
Swiss francs	23,281		21.1275		491,869
Other currencies	—		—		33

The foreign currency position of monetary items of the Group at December 31, 2021, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	831,806	Ps.	20.5031	Ps.	17,054,602
Euros	11,139		23.3478		260,071
Swiss francs	4,139		22.4997		93,126
Argentinean pesos	64,026		0.1996		12,780
Chilean pesos	576,044		0.0240		13,825
Other currencies	—		—		5,266

Liabilities:
U.S. dollars (1)	5,215,150	Ps.	20.5031	Ps.	106,926,742
Euros	598		23.3478		13,962
Swiss francs	883		22.4997		19,867
Other currencies	—		—		185

(1)	As of December 31, 2022 and 2021, monetary liabilities include U.S.$2,578.5 million (Ps.50,219,558) and U.S.$1,300.6 million (Ps.26,666,715), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision (formerly known as UH II) and Open-Ended Fund (see Note 14).

As of March 31, 2023, the exchange rate was Ps.18.0275 per U.S. dollar, which represents the interbank free market exchange rate on that date as reported by Banco Nacional de México, S.A. or Citibanamex.

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2022		2021
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	2,319.9	U.S.$	785.1
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(4,428.1)		(5,180.8)
Net liability position	U.S.$	(2,108.2)	U.S.$	(4,395.7)

(1)	As of December 31, 2022 and 2021, this line includes U.S. dollar equivalent amounts of U.S.$22.9 million and U.S.$17.7 million, respectively, related to other foreign currencies, primarily Euros and Swiss francs.
(2)	As of December 31, 2022 and 2021, this line includes U.S. dollar equivalent amounts of U.S.$25.4 million and U.S.$1.4 million, respectively, related to other foreign currencies, primarily Swiss francs and Euros.
(3)	As of December 31, 2022 and 2021, monetary liabilities include U.S.$2,578.5 million (Ps.50,219,558) and U.S.$1,300.6 million (Ps.26,666,715), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in UH II and the investment in Open-Ended Fund (see Note 14).

At December 31, 2022, a hypothetical 10% appreciation/depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.915,996 in the consolidated statement of income. At December 31, 2021, a hypothetical 10% appreciation/depreciation in the U.S. dollar to Mexican peso exchange rate would result in a foreign exchange gain/loss, net of hedge, of Ps.6,345,797 in the consolidated statement of income.

(ii)    Cash Flow Interest Rate Risk

The Group monitors the exposure to interest rate risk by: (i) evaluating differences between interest rates on its outstanding debt and short-term investments and market interest rates on similar financial instruments; (ii) reviewing its cash flow needs and financial ratios (indebtedness and interest coverage); (iii) assessing current and forecasted trends in the relevant markets; and (iv) evaluating peer Group and industry practices. This approach allows the Group to determine the interest rate “mix” between variable and fixed rate debt.

The Group’s interest rate risk arises from long-term debt. Debt issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash and cash equivalents held at variable rates. Debt issued at fixed rates expose the Group to fair value interest rate risk. During recent years the Group has maintained most of its debt in fixed rate instruments (see Note 14).

Based on various scenarios, the Group manages its cash flow interest rate risk by using cross-currency interest rate swaps, exchange rate agreements and floating-to-fixed interest rate swaps. Cross-currency interest rate swap agreements allow the Group to hedge against Mexican peso depreciation on the interest payments for medium-term periods. Interest rate swaps have the economic effect of converting borrowings from floating rates to fixed rates.

Sensitivity and Fair Value Analysis

The sensitivity analyses that follow are intended to present the hypothetical changes in fair value or loss in earnings due to changes in interest rates, inflation rates, foreign currency exchange rates and debt and equity market prices and the effect that they would have had on the Group’s financial instruments at December 31, 2022 and 2021. These analyses address market risk only and do not take into consideration other risks that the Group faces in the ordinary course of business, including country risk and credit risk. The hypothetical changes reflect management’s view of changes that are reasonably possible over a one-year period. For purposes of the following sensitivity analyses, the Group has made assumptions of a hypothetical change in fair value of 10% for expected near-term future changes in the United States interest rates, Mexican interest rates, inflation rates and Mexican peso to U.S. dollar exchange rate. The results of the analyses do not purport to represent actual changes in fair value or losses in earnings that the Group will incur.

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2022	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	853,163	Ps.	857,006	Ps.	3,843	Ps.	89,544
Open-Ended Fund		773,209		773,209		—		—
Publicly traded equity instruments		2,611,053		2,611,053		—		—
Derivative financial instruments (1)		543,581		543,581		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		5,188,796		5,295,218		106,422		635,944
Senior Notes due 2026		5,842,800		5,717,764		(125,036)		446,740
Senior Notes due 2032		5,842,800		6,934,235		1,091,435		1,784,859
Senior Notes due 2040		11,685,600		12,083,611		398,011		1,606,372
Senior Notes due 2045		17,321,136		14,975,508		(2,345,628)		(848,077)
Senior Notes due 2046		17,528,400		17,570,118		41,718		1,798,730
Senior Notes due 2049		13,675,853		12,199,681		(1,476,172)		(256,204)
Peso-denominated debt:
Notes due 2027		4,500,000		4,238,640		(261,360)		162,504
Senior Notes due 2037		4,500,000		4,041,135		(458,865)		(54,752)
Senior Notes due 2043		6,500,000		4,046,705		(2,453,295)		(2,048,625)
Long-term loans payable to Mexican banks		13,650,000		13,775,125		125,125		1,502,638
Lease liabilities		8,369,072		8,497,104		128,032		977,742
Derivative financial instruments (1)		71,401		71,401		—		—

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2021	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	755,973	Ps.	760,143	Ps.	4,170	Ps.	80,184
Open-Ended Fund		945,176		945,176		—		—
Publicly traded equity instruments		3,517,711		3,517,711		—		—
Other equity instruments		1,607,969		1,607,969		—		—
Derivative financial instruments (1)		133,324		133,324		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		12,301,860		14,056,843		1,754,983		3,160,667
Senior Notes due 2026		6,150,930		6,685,200		534,270		1,202,790
Senior Notes due 2032		6,150,930		8,857,216		2,706,286		3,592,008
Senior Notes due 2040		12,301,860		16,678,493		4,376,633		6,044,482
Senior Notes due 2045		20,503,100		24,205,140		3,702,040		6,122,554
Senior Notes due 2046		18,452,790		25,029,180		6,576,390		9,079,308
Senior Notes due 2049		15,377,325		19,307,154		3,929,829		5,860,544
Peso-denominated debt:
Notes due 2027		4,500,000		4,509,405		9,405		460,346
Senior Notes due 2037		4,500,000		4,110,480		(389,520)		21,528
Senior Notes due 2043		6,500,000		4,611,620		(1,888,380)		(1,427,218)
Long-term notes payable to Mexican banks		20,260,404		20,417,854		157,450		2,199,235
Lease liabilities		9,680,559		9,830,878		150,319		1,133,407
Derivative financial instruments (1)		172,885		172,885		—		—

(1)	Given the nature and the tenor of these derivative financial instruments, an increase of 10% in interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.
(2)	The carrying amount of debt is stated in this table at its principal amount.
(3)	The fair value of the Senior Notes and Notes issued by the Group are within Level 1 of the fair value hierarchy as there are quoted market prices for such notes. The fair value of the lease liabilities is within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy and were based on market interest rates to the listed securities.

(iii)    Price Risk

The Group is exposed to equity securities price risk because of investments held by the Group and classified in the consolidated statements of financial position as non-current investments in financial instruments. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with the limits set by the Group. The Group is not exposed to commodity price risk.

(b)   Credit Risk

Credit risk is managed on a Group basis, except for credit risk relating to accounts receivable balances. Each local entity is responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposure to customers, including outstanding receivables and committed transactions. For banks and financial institutions, only independently rated parties with a minimum rating of “AA” in local scale for domestic institutions and “BBB” in global scale for foreign institutions are accepted. If customers are independently rated, these ratings are used. If there is no independent rating, the Group’s risk control function assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings in accordance with limits set by the Company’s management. See Note 7 for further disclosure on credit risk.

No credit limits were exceeded during the reporting period, and management does not expect any losses from non-performance by any counterparties.

The Group historically has not realized significant credit losses arising from customers.

(c)   Liquidity Risk

Cash flow forecasting is performed in the operating entities of the Group and aggregated by corporate management. Corporate management monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its borrowing facilities at all times so that the Group does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, covenant compliance, compliance with internal statement of financial position ratio targets and, if applicable external regulatory or legal requirements.

Surplus cash held by the operating entities over and above balance required for working capital management are transferred to the Group treasury. Group treasury invests surplus cash in interest bearing current accounts, time deposits, money market deposits and marketable securities, choosing investments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the above-mentioned forecasts. At December 31, 2022 and 2021, the Group held cash and cash equivalents of Ps.51,130,992 and Ps.25,828,215, respectively (see Note 6).

The table below analyses the Group’s non-derivative and derivative financial liabilities as well as related contractual interest on debt and lease liabilities into relevant maturity groupings based on the remaining period at the statement of financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows. The amounts disclosed in the table below are the contractual undiscounted cash flows (except for lease liabilities that are stated at present value).

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2023 to		January 1, 2024 to		January 1, 2026 to		Subsequent to
	December 31, 2023		December 31, 2025		December 31, 2027		December 31, 2027		Total
At December 31, 2022
Debt (1)	Ps.	1,000,000	Ps.	15,188,796	Ps.	12,992,800	Ps.	77,053,789	Ps.	106,235,385
Lease liabilities		1,373,233		2,902,742		2,752,640		1,340,457		8,369,072
Trade and other liabilities		28,107,852		531,617		173,898		2,237,215		31,050,582
Interest on debt (2)		5,259,796		12,024,064		10,041,317		66,654,473		93,979,650
Interest on lease liabilities		641,423		1,093,813		732,818		666,139		3,134,193

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2022 to		January 1, 2023 to		January 1, 2025 to		Subsequent to
	December 31, 2022		December 31, 2024		December 31, 2026		December 31, 2026		Total
At December 31, 2021
Debt (1)	Ps.	4,110,404	Ps.	13,500,000	Ps.	21,102,790	Ps.	88,286,005	Ps.	126,999,199
Lease liabilities		1,478,382		2,469,270		2,478,486		3,254,421		9,680,559
Trade and other liabilities		40,051,575		2,743,298		2,041,627		3,665,074		48,501,574
Interest on debt (2)		6,188,285		15,237,650		12,453,353		86,405,197		120,284,485
Interest on lease liabilities		659,049		1,136,036		775,332		921,942		3,492,359

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2022 and 2021, based on contractual interest rates and exchange rates as of that date.

Capital Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure in order to minimize the cost of capital.